Note 4 - Earnings Per Share	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 4 – Earnings Per Share

Earnings per share (“EPS”) consists of two separate components, basic EPS and diluted EPS. Basic EPS is computed based on the weighted average number of shares of common stock outstanding for each period presented. Diluted EPS is calculated based on the weighted average number of shares of common stock outstanding plus dilutive common stock equivalents (“CSEs”). CSEs consist of shares that are assumed to have been purchased with the proceeds from the exercise of stock options, as well as unvested restricted stock (RRP) shares. Common stock equivalents which are considered antidilutive are not included for the purposes of this calculation. For the year ended December 31, 2023, all outstanding stock options granted under the 2023 Stock Incentive Plan were anti-dilutive. For the year ended December 31, 2023, all outstanding stock options granted under the 2018 Stock Incentive Plan representing shares were dilutive. For the year ended December 31, 2024, all outstanding stock options granted under the 2018 Stock Incentive Plan representing shares were dilutive.

The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2024	2023
Net Income	$2,795,000	$2,020,000

Weighted average shares outstanding – basic	2,578,804	2,254,444
Effect of dilutive common stock equivalents	-	20,590
Adjusted weighted average shares outstanding – diluted	2,578,804	2,275,034

Basic earnings per share from continuing operations (1)	$0.92	$1.02
Basic earnings per share from discontinued operations (1)	$0.16	$(0.12)
Basic earnings per share, net	$1.08	$0.90
Diluted earnings per share from continuing operations (1)	$0.92	$1.00
Diluted earnings per share from discontinued operations (1)	$0.16	$(0.11)
Diluted earnings per share, net	$1.08	$0.89

(1)	Earnings per share from continuing operations and discontinued operations for the year ended December 31, 2024 reflect the reclassification of the gain on sale of OCH.